Liquidity and capital resources - Committed facilities (Details) € in Millions, R in Millions, GH₵ in Millions, $ in Millions, ج.م. in Billions	Mar. 31, 2018 EGP (ج.م.)	Mar. 31, 2018 GHS (GH₵)	Mar. 31, 2018 ZAR (R)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Liquidity and capital resources
Borrowings drawn					€ 43,259	€ 46,574
Committed bank facilities
Liquidity and capital resources
Borrowing capacity					9,568
Undrawn borrowings					7,168
Borrowings drawn					2,400
Syndicated revolving credit facility. maturing 28 March 2021
Liquidity and capital resources
Borrowing capacity					3,800
Syndicated revolving credit facility, maturing 27 February 2022
Liquidity and capital resources
Borrowing capacity				$ 4,100	3,300
Euro
Liquidity and capital resources
Borrowings drawn					36,411	37,420
Euro | Syndicated revolving credit facilities
Liquidity and capital resources
Borrowing capacity					3,840
Euro | Syndicated revolving credit facilities | Within one year
Liquidity and capital resources
Facility amount					100
US Dollar
Liquidity and capital resources
Borrowings drawn					2,930	€ 4,449
US Dollar | Syndicated revolving credit facilities
Liquidity and capital resources
Borrowing capacity					3,328
US Dollar | Syndicated revolving credit facilities | Within one year
Liquidity and capital resources
Facility amount					100
Canada | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					651
Borrowings drawn					651
UK & Ireland | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					568
Borrowings drawn					568
Germany (VDSL spend) | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					350
Borrowings drawn					350
Italy | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					400
Borrowings drawn					400
Turkey & Romania | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					300
Borrowings drawn					300
Turkey | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					100
Borrowings drawn					100
Other | Loan facilities, capped at 50% of operating capital expenditure
Liquidity and capital resources
Borrowing capacity					31
Borrowings drawn					31
Vodafone Egypt Telecommunications S.A.E. | Revolving credit facility
Liquidity and capital resources
Undrawn borrowings	ج.م. 3				138
Vodacom | Vodacom facility one
Liquidity and capital resources
Borrowings drawn				75	61
Vodacom | Vodacom facility two
Liquidity and capital resources
Borrowing capacity			R 480		33
Borrowings drawn			R 460		32
Vodafone Ghana Mobile Financial Services Limited | Vodafone Ghana facility one
Liquidity and capital resources
Borrowings drawn				$ 143	116
Vodafone Ghana Mobile Financial Services Limited | Vodafone Ghana facility two
Liquidity and capital resources
Borrowings drawn		GH₵ 60			€ 11